LONG-TERM DEBT - Schedules and Introduction (Detail) - USD ($)			1 Months Ended	12 Months Ended
		Aug. 11, 2015	Nov. 30, 2013	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 10, 2015	Aug. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2009	Feb. 28, 2005
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				$ 1,666,344,000	$ 1,710,507,000
Less: current portion of long-term debt				(55,194,000)	(31,552,000)
Long-term debt, net of current portion				1,611,150,000	1,678,955,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2016	[1]			67,567,000
2017				31,126,000
2018				999,671,000
2019				7,832,000
2020				337,000
Thereafter				585,673,000
Total				1,692,206,000
Amount of debt repurchased		$ 175,000,000
Prior Bank Credit Facilities and 2009 and 2012 Second Lien Senior Secured Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Transaction costs			$ 6,600,000
Losses on early exchange of debt, previously capitalized transaction costs				2,300,000
Losses on early exchange of debt, transaction costs not previously capitalized				1,700,000
Credit Facility | Senior Secured Credit Facility - Revolving
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				21,000,000	37,000,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from credit facility				442,000,000	310,000,000	$ 0
Credit Facility | Senior Secured Credit Facility - Term Loan A
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				109,613,000	117,336,000
Discount and debt issuance costs				2,106,000	2,976,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from credit facility				0	124,343,000	0
Credit Facility | Senior Secured Credit Facility - Term Loan B
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				792,078,000	707,447,000
Discount and debt issuance costs				14,918,000	17,078,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from credit facility		90,000,000		87,911,000	720,952,000	0
Credit Facility | Bank of America, N.A. Line of Credit
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				0	3,041,000
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from credit facility				446,935,000	356,796,000	$ 24,897,000
Credit Facility | Downs Lodging Credit Facility
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				40,262,000	44,428,000
Credit Facility | Term Loan B Facility
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from credit facility		90,000,000
Credit Facility | Senior Secured Credit Facilities
Long-term Debt, Fiscal Year Maturity [Abstract]
Transaction costs				4,900,000
Unamortized discount				4,700,000
Capitalized debt issuance costs				219,000
Senior Unsecured Notes | 2013 9 3/4% Senior Unsecured Notes
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				577,667,000	492,198,000
Discount and debt issuance costs				$ 7,333,000	$ 7,802,000
Interest rate (as a percent)				9.75%	9.75%			9.75%
Long-term Debt, Fiscal Year Maturity [Abstract]
Proceeds from issuance of debt		$ 85,000,000
Senior Unsecured Notes | 2012 11 % Senior Subordinated Notes
Long-term Debt, Fiscal Year Maturity [Abstract]
Amount of debt repurchased							$ 175,000,000	$ 69,000,000
Senior Subordinated Notes | 2005 6 7/8% Senior Subordinated Notes
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				$ 0	$ 9,648,000
Discount and debt issuance costs					$ 6,000
Interest rate (as a percent)					6.875%							6.875%
Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				98,939,000	$ 270,829,000
Discount and debt issuance costs				$ 1,251,000	$ 4,361,000
Interest rate (as a percent)				11.00%	11.00%					11.00%
Senior Subordinated Notes | Downs Lodging Credit Facility
Debt Schedule [Abstract]
Discount and debt issuance costs				$ 254,000	$ 572,000
Promissory Notes | 2009 Mohegan Tribe Promissory Note
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				0	1,750,000
Interest rate (as a percent)											10.00%
Promissory Notes | 2012 Mohegan Tribe Minor's Trust Promissory Note
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				16,000,000	16,500,000
Interest rate (as a percent)										10.00%
Promissory Notes | 2013 Mohegan Tribe Promissory Note
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				7,420,000	7,420,000
Interest rate (as a percent)									4.00%
Other Debt
Debt Schedule [Abstract]
Long-term debt, excluding capital leases				$ 3,365,000	$ 2,910,000

[1]	Includes the Downs Lodging Credit Facility, due July 2016, which was refinanced in November 2015 on a long-term basis, and, accordingly, was primarily included in long-term debt, net of current portion, in the accompanying consolidated balance sheet as of September 30, 2015 (further discussed below).